REIMBURSEMENT RIGHTS (Tables)	12 Months Ended
Dec. 31, 2019
REIMBURSEMENT RIGHTS
Disclosure of detailed information about reimbursement rights

	December 31,	December 31,
	2019	2018
Current
Legacy tailings reclamation and remediation	$4,547	$4,473
Legal claims	1,522	1,528
Fines and sanctions	396	384
	6,465	6,385
Non-current legacy tailings reclamation and remediation	4,705	4,470
	$11,170	$10,855